Summarizes the Movement in Non-vested Restricted Share Units (Detail) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended
	Jun. 07, 2011	Mar. 03, 2011	Feb. 10, 2011	Aug. 07, 2008	Jun. 30, 2011
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period					2,673,674
Granted					799,449
Vested					(718,445)
Forfeited					238,836
Non vested outstanding at end of period					2,515,842
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period					$ 9.48
Granted					$ 8.52
Vested					$ 7.61
Forfeited					$ 9.79
Non vested outstanding at end of period					$ 9.29
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares Exercise Price Non-vested
Non vested outstanding at beginning of period					1,256
Granted	10,000	120,000	100,000	6,280	230,000
Vested					(1,256)
Forfeited
Non vested outstanding at end of period					230,000
Weighted Average Fair Value Non-vested
Non vested outstanding at beginning of period					$ 41.95
Granted					$ 21.26
Vested					$ 41.95
Forfeited
Non vested outstanding at end of period					$ 21.26